Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
1
Shares Security Description Value
Common Stock - 97.1%
Belgium - 0.5%
13,500 D'ieteren Group $ 2,523,270
Canada - 2.4%
231,000 Lundin Mining Corp. 3,445,829
84,283 Magna International, Inc. 3,993,405
99,237 Methanex Corp. 3,945,378
11,384,612
Chile - 0.7%
132,350,500 Latam Airlines Group SA 3,007,872
China - 1.4%
332,700 Vipshop Holdings, Ltd., ADR 6,534,228
France - 7.3%
33,200 Capgemini SE 4,815,791
153,100 Cie Generale des Etablissements
Michelin SCA 5,489,478
39,907 IPSOS SA 1,773,849
56,776 Publicis Groupe SA 5,444,617
86,582 Teleperformance SE 6,438,616
77,200 TotalEnergies SE 4,688,637
39,553 Vinci SA 5,477,271
34,128,259
Germany - 5.8%
135,400 Daimler Truck Holding AG 5,567,005
118,200 Deutsche Post AG 5,265,040
131,979 Deutsche Telekom AG 4,495,100
19,200 Hannover Rueck SE 5,784,219
9,300 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,933,206
27,044,570
Ireland - 2.8%
1,036,300 Greencore Group PLC 3,184,649
33,900 Jazz Pharmaceuticals PLC
(a)
4,468,020
126,652 Smurfit WestRock PLC 5,391,575
13,044,244
Italy - 2.1%
300,400 Eni SpA 5,243,012
6,771,180 TREVI - Finanziaria Industriale
SpA
(a)
4,284,893
9,527,905
Japan - 10.0%
355,100 Daicel Corp. 3,240,406
119,000 ITOCHU Corp. 6,780,228
290,200 KDDI Corp. 4,632,093
61,500 Macnica Holdings, Inc. 853,768
283,700 Marubeni Corp. 7,094,178
396,000 Mitsubishi UFJ Financial Group, Inc. 6,410,549
Shares Security Description Value
Japan - 10.0% (continued)
221,400 ORIX Corp. $ 5,811,778
224,000 Sony Financial Group, Inc.
(a)
248,409
224,000 Sony Group Corp. 6,451,067
172,200 Takeda Pharmaceutical Co., Ltd. 5,024,465
46,546,941
Netherlands - 1.4%
164,200 Koninklijke Ahold Delhaize NV 6,641,241
Norway - 3.5%
202,596 DNB Bank ASA 5,511,753
166,137 SpareBank 1 Sor-Norge ASA 2,959,969
158,654 Sparebanken Norge 2,788,811
135,700 Yara International ASA 4,957,761
16,218,294
Puerto Rico - 1.7%
61,300 Popular, Inc. 7,785,713
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
380
Singapore - 1.1%
195,650 United Overseas Bank, Ltd. 5,244,837
South Korea - 7.4%
49,700 F&F Co., Ltd./New 2,221,011
12,400 HD Hyundai Electric Co., Ltd. 5,143,651
61,100 Kia Corp. 4,385,282
133,758 Samsung Electronics Co., Ltd. 7,998,501
142,000 Shinhan Financial Group Co., Ltd. 7,165,532
30,800 SK Hynix, Inc. 7,628,381
34,542,358
Spain - 1.9%
232,500 Bankinter SA 3,659,120
167,600 Endesa SA 5,354,136
9,013,256
Sweden - 2.5%
145,300 Duni AB, Class A 1,507,883
100,203 Loomis AB 4,274,465
240,300 SKF AB, Class B 5,952,366
11,734,714
Switzerland - 4.7%
7,403 Barry Callebaut AG 10,136,637
20,544 Chubb, Ltd. 5,798,544
47,600 Novartis AG 5,986,699
21,921,880
United Kingdom - 5.8%
308,158 Inchcape PLC 2,870,008
1,411,400 International Consolidated Airlines
Group SA 7,328,916
11,113 Linde PLC 5,278,675

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
United Kingdom - 5.8% (continued)
40,528 Next PLC $ 6,745,128
346,600 Nomad Foods, Ltd. 4,557,790
26,780,517
United States - 34.1%
26,251 AbbVie, Inc. 6,078,157
53,700 Allison Transmission Holdings, Inc. 4,558,056
49,500 Arrow Electronics, Inc.
(a)
5,989,500
25,970 Capital One Financial Corp. 5,520,703
41,800 Cullen/Frost Bankers, Inc. 5,298,986
92,200 CVS Health Corp. 6,950,958
15,500 Elevance Health, Inc. 5,008,360
114,600 Gaming and Leisure Properties, Inc.
REIT 5,341,506
21,067 General Dynamics Corp. 7,183,847
63,000 Gilead Sciences, Inc. 6,993,000
42,200 Ingredion, Inc. 5,153,042
94,563 International Bancshares Corp. 6,501,206
23,323 JPMorgan Chase & Co. 7,356,774
111,700 Lantheus Holdings, Inc.
(a)
5,729,093
43,100 LKQ Corp. 1,316,274
25,800 M&T Bank Corp. 5,098,596
36,282 Marathon Petroleum Corp. 6,992,993
59,300 MKS, Inc. 7,339,561
72,379 NextEra Energy, Inc. 5,463,894
351,529 Sally Beauty Holdings, Inc.
(a)
5,722,892
228,700 SLM Corp. 6,330,416
121,300 The Carlyle Group, Inc. 7,605,510
87,800 Tyson Foods, Inc., Class A 4,767,540
23,600 United Therapeutics Corp.
(a)
9,893,356
6,368 UnitedHealth Group, Inc. 2,198,870
106,738 Webster Financial Corp. 6,344,507
92,400 Williams Cos., Inc. 5,853,540
158,591,137
Total Common Stock (Cost $304,862,942) 452,216,228
Money Market Fund - 2.3%
10,818,266 Northern Institutional
Treasury Portfolio
Premier Shares, 3.94%
(c)
(Cost $10,818,266) 10,818,266
Investments, at value - 99.4% (Cost $315,681,208) $ 463,034,494
Other Assets & Liabilities, Net - 0.6% 2,570,118
Net Assets - 100.0% $ 465,604,612
ADR American Depositary Receipt
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $380 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2025.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
3
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Belgium $ 2,523,270 $ – $ – $ 2,523,270
Canada 11,384,612 – – 11,384,612
Chile 3,007,872 – – 3,007,872
China 6,534,228 – – 6,534,228
France 34,128,259 – – 34,128,259
Germany 27,044,570 – – 27,044,570
Ireland 13,044,244 – – 13,044,244
Italy 9,527,905 – – 9,527,905
Japan 46,546,941 – – 46,546,941
Netherlands 6,641,241 – – 6,641,241
Norway 16,218,294 – – 16,218,294
Puerto Rico 7,785,713 – – 7,785,713
Russia – – 380 380
Singapore 5,244,837 – – 5,244,837
South Korea 34,542,358 – – 34,542,358
Spain 9,013,256 – – 9,013,256
Sweden 11,734,714 – – 11,734,714
Switzerland 21,921,880 – – 21,921,880
United Kingdom 26,780,517 – – 26,780,517
United States 158,591,137 – – 158,591,137
Money Market Fund 10,818,266 – – 10,818,266
Investments at Value $ 463,034,114 $ – $ 380 $ 463,034,494
Common Stock
Balance as of 12/31/24 $ 277
Change in Unrealized Appreciation/(Depreciation) 103
Balance as of 09/30/25
$ 380
Net change in unrealized depreciation from
investments held as of 09/30/25 $ 103